UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                             FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Third Point Management Company, LLC
Address:       277 Park Avenue
                     27th Floor
                     New York, NY 10172

13F File Number:     28-6970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Daniel S. Loeb
Title:          Managing Member
Phone:        212-350-5170
Signature, Place, and Date of Signing:

        Daniel S. Loeb       New York, New York              January 24, 1999


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          238

Form 13F Information Table Value Total:       $136,120


Issuer               Class      Cusip #    Value   Shares Discretion Voting
                                                         (x$1000)

Acrodyne   Common  00500E104       102     37,182    Sole     Sole
Agribrands     Common 00849R105   16,836   366,000     Sole  Sole
American Prop REIT     02520N106         351   110,000    Sole  Sole
Arcadia    Common   039101100        207       46,655    Sole     Sole
Ascent Entmt Common  043628106      4,985   396,783    Sole Sole
Beacon Ptnrs  REIT                               2,040   170,000    Sole Sole
Bonneville Corp Common  098904204    1,814   163,993  Sole Sole
C-Cube              Common     125015107   24,646  394,340  Sole Sole
Citizens           Common     177342201     3,499   246,600    Sole    Sole
Cort Services   Common  220493100    2,169   124,400    Sole Sole
Directrix          Common   25459A100      302     69,062    Sole    Sole
Echelon            Common     278747100      1,600  69,555    Sole     Sole
First City          Common   33762E108       564     27,200    Sole   Sole
First Yucca     Common   31983J104       807    208,334    Sole   Sole
Friendly Corp.  Common   358497105    2,272   512,000   Sole   Sole
Global Telecom Common  37934X100      340      27,500  Sole   Sole
Harris Corp          Common  413875105       742     27,799   Sole   Sole
HNC                  Common  40425P107       2,398   22,634  Sole   Sole
HTE                  Common     403926108        977    166,311  Sole   Sole
Immulogic Pharm Common  45252R100   279   525,000   Sole   Sole
Local Corp        Common    539553107    3,765 365,100   Sole   Sole
Meristar Inc.      Common      589988104   1,403    393,900   Sole     Sole
Methode A          Common   591520200    3,871    120,974   Sole     Sole
Microcell Tele Common   59501T304    5,774     175,650   Sole     Sole
Olsten Corp          Common      681385100    7,223    638,507  Sole   Sole
P-Com               Common      693262107      1,674     189,962   Sole   Sole
Pico                 Common    693366205         225      18,534    Sole   Sole
Reckson          Common       75621J109        3,119      50,000   Sole    Sole
Rite Aid            Common    767754104        211        19,000    Sole   Sole
Rural Cell           Common   781904107    6,552     72,400   Sole     Sole
Tatham Offshore    Preferred  876628207         16      65,876  Sole     Sole
Three Com    Common            885535104      7,990   170,221  Sole  Sole
Triad Hospitals    Common    89579K109    14,695   1,000,500  Sole    Sole
United Global        Common   913247508     12,672    180,386  Sole    Sole

                      Total:                                   $136,120

